NOTE 5 - Other accounts receivable	12 Months Ended
Dec. 31, 2024
Notes
NOTE 5 - Other accounts receivable:	NOTE 5 - Other accounts receivable:
	As at December 31,
	2024	(*) 2023
Prepaid expenses	441	246
Government institutions	226	160
Advances to suppliers	15	-
Deposits	13	17
Total	695	423